Other liabilities and provisions	12 Months Ended
Dec. 31, 2017
Other liabilities and provisions
Other liabilities and provisions

12. Other liabilities and provisions

	December 31,
	2017	2016
	(€ in thousands)
Customer deposits	373	183
Liabilities from VAT	12	174
Employee bonus	303	143
Accruals for vacation and overtime	222	170
Accruals for licenses	140	258
Liabilities from payroll	236	211
Accruals for commissions	50	190
Accruals for compensation of Supervisory board	180	180
Accrual for warranty	286	400
Others	322	305
Total	2,124	2,214

	(€ in thousands)
	January 1, 2017	Usage	Addition	Reversal	December 31, 2017
Accrual for warranty	400	(248)	286	(152)	286

voxeljet has a Long‑Term Cash Incentive Plan (“LTCIP”) that provides for cash awards to non‑executive employees. Under the plan, which was announced on October 2, 2013, the Company may grant individual award units of EUR 5,000 each up to a total maximum amount of 10% of the net proceeds received by the Company upon closing of its initial public offering. An initial grant of 684 award units was made to participants on October 2, 2013. The vesting of the awards occurs during three separate performance periods, with 20% of the awards vesting in performance period 1 ended December 31, 2013, 40% of the awards vesting in performance period 2 ended December 31, 2015, and the remaining 40% vesting in performance period 3 ending December 31, 2017. Vesting of the awards during performance period 1 was subject to a revenue growth target and the successful completion of the initial public offering. Both conditions for performance period 1 were met as of December 31, 2013. Therefore the awards regarding performance period 2 were paid in 2014.

On September 30, 2015, Management granted an additional 131 award units to eligible employees. At grant date the fair value measurement of the liability regarding performance period 2 included the assumption, that both the revenue growth as well as the share price target would be achieved. Furthermore, Management expected that the eligible employees would not leave the Company before the settlement of performance period 2.

In November 2015, Management decided to reduce the targets for performance periods 2 and 3 of the LTCIP granted awarded in October 2013 which were no longer probable of being achievable based on market conditions at the time of the modification. Although the targets for performance period 2 were adjusted, those targets were not achieved. Therefore there was no payment related to the LTCIP for performance period 2.

Vesting of the award during performance period 3 is subject to performance and market conditions, including revenue growth and market capitalization as of December 31, 2017. In determining the fair value of the liability for the third period of the LTCIP, the Company originally estimated an 80% probability of achievement for each target and an employee turnover rate of 5.8% based on the past experience (2014: 5.0%). However, in 2016, management updated its assessment and estimated that the achievement of the underlying targets on the third performance period of LTCIP would no longer be probable, resulting in a gain of kEUR 478 to the consolidated statements of comprehensive loss reflecting the reversal of previously accrued expected costs. As of December 31, 2017 the targets were not achieved and the LTCIP ceased.

The Group expects to settle the majority of the other liabilities and provisions over the next year.